DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN, Summary (FY) (Details)			3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	May 19, 2023 USD ($)	Dec. 03, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) Business $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) Business $ / shares
Proceeds from Issuance of Equity [Abstract]
Operating revenues					$ 0			$ 0
Gross proceeds from initial public offering							$ 276,000,000	0
Net proceeds deposited into trust account			$ 360,000	$ 480,000	800,000	$ 0	$ 281,520,000	0
Transaction costs			15,623,739		15,623,739			15,623,739
Underwriting fees			5,520,000		5,520,000			5,520,000
Deferred underwriting fees			9,660,000		9,660,000			9,660,000
Other costs			443,739		443,739			443,739
Deferred underwriting commission								$ 0
Increase in price per share related to increase in time of business combination (in dollars per share) | $ / shares								$ 0.1
Additional period to consummate initial business combination								3 months
Net tangible asset threshold for redeeming Public Shares			5,000,001		$ 5,000,001			$ 5,000,001
Percentage of public shares that can be redeemed without prior consent					15.00%			15.00%
Percentage of public shares that would not be redeemed if business combination is not completed within initial combination period					100.00%			100.00%
Period to redeem public shares if business combination is not completed within initial combination period					10 days			10 days
Sponsor [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds deposited into trust account	$ 480,000
Minimum [Member]
Proceeds from Issuance of Equity [Abstract]
Number of operating businesses included in initial business combination | Business					1			1
Fair market value as percentage of net assets held in trust account included in initial business combination					80.00%			80.00%
Post-transaction ownership percentage of the target business								50.00%
Maximum [Member]
Proceeds from Issuance of Equity [Abstract]
Interest on trust account that can be held to pay dissolution expenses			$ 100,000		$ 100,000			$ 100,000
Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Warrants issued (in shares) | shares		15,226,000
Share price (in dollars per share) | $ / shares		$ 1
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares		27,600,000
Gross proceeds from initial public offering		$ 276,000,000
Share price (in dollars per share) | $ / shares		$ 10
Net proceeds deposited into trust account					$ 281,520,000			$ 281,520,000
Net proceeds from initial public offering and private placement (in dollars per share) | $ / shares			$ 10		$ 10			$ 10.2
Private Placement [Member] | Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Warrants issued (in shares) | shares		15,226,000
Share price (in dollars per share) | $ / shares		$ 1
Initial Public Offering Units Sold at $10.30 [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds from initial public offering and private placement (in dollars per share) | $ / shares			$ 10.2		$ 10.2			10.3
Initial Public Offering Units Sold at $10.40 [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds from initial public offering and private placement (in dollars per share) | $ / shares								$ 10.4